Share-based compensation plans - Inputs used in the measurement - Equity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	0
Average strike price	$ 0	$ 0
Restricted Share Unit Plan Equity Settled [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	168,496
Average strike price	$ 20.25
Expected forfeitures	11.00%
Weighted average grant date fair values	$ 20.25